Other liabilities - Schedule of Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Jun. 11, 2025	Dec. 31, 2024
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Third party interests in consolidated funds	£ 12,781		£ 10,706
Lease liabilities	1,026		1,261
Disposal group liabilities:
Liabilities arising from insurance and participating investment contracts	135,318		122,087
Other creditors and accruals	7,138		8,683
Other liabilities	20,945		25,918
Disposal group
Disposal group liabilities:
Liabilities arising from insurance and participating investment contracts	£ 0	£ 5,100	£ 5,268